Share-based compensation - SOP 2021 narrative (Details) - SOP 2021	12 Months Ended
Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option	1
American Depositary Shares per ordinary share	0.5
Number of ADS per option	1
Options waiting period	4 years
Number of trading days	30 days
Options exercise period	2 years
Option forfeiture period	6 months